Notes Payable - Schedule of Loan Incurred Interest Expense (Details) - Notes Payable [Member] - USD ($)	Jan. 31, 2025	Oct. 31, 2024
Schedule of Loan Incurred Interest Expense [Line Items]
Notes payable, current	$ 1,350,000	$ 200,000
Notes payable, less current portion	50,000	1,150,000
Total related party loans payable	$ 1,400,000	$ 1,350,000